GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	490,658	425,545	2,025,947	4,740,723
Net Cash Provided by (Used in) Operating Activities	486,758	179,949	1,145,264	1,849,589
Working capital deficit	2,312,387		3,074,078
Stockholders' Equity Attributable to Parent	2,306,630	$ 3,235,469	3,067,573	3,641,425	$ 4,301,236
Retained Earnings (Accumulated Deficit)	$ 58,804,968		$ 58,199,466	$ 55,781,770